Schedule of deferred tax assets and liabilities (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Deferred Tax Assets And Liabilities
Deferred tax liabilities Property, plant and equipment	$ 14,852	$ 18,890
Deferred tax assets Property, plant and equipment	995	1,265	1,265
Deferred tax liabilities Right-of-use assets	210,111	267,240
Deferred tax assets Right of use assets
Deferred tax liabilities Inventory	15,072	19,170
Deferred tax assets Inventories
Deferred tax liabilities Trade receivables	43,305	55,080
Deferred tax assets Trade receivables	(38,634)	(49,140)	(78,270)
Other payable		5,900
Deferred tax assets Other payable
Deferred tax liabilities Other payables	4,639
Deferred tax assets Lease liabilities	(194,803)	(247,770)
Deferred tax assets Lease liabilities
Deferred tax liabilities Others	4,166	5,300
Deferred tax assets Others
Net deferred tax (Assets) Liabilities	97,342	123,810
Net deferred tax (Assets) Liabilities	$ (37,640)	$ (47,875)	$ (77,005)